Recovery of Erroneously Awarded Compensation	12 Months Ended
Jul. 31, 2025
Restatement Determination Date:: 2025-07-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

We adopted a Policy for the Recovery of Erroneously Awarded Incentive-Based Compensation (the "Clawback Policy"), with an effective date of November 20, 2023, in order to comply with Section 10D of the Exchange Act, Rule 10D-1 of the Exchange Act ("Rule 10D-1") and Section 811 of the NYSE American Company Guide (collectively, the "Final Clawback Rules"). Our Board has designated our Compensation Committee as the administrator of the Clawback Policy.

Our Clawback Policy provides for the mandatory recovery of erroneously awarded incentive-based compensation from our current and former executive officers, as defined in Rule 10D-1 (each a "Covered Officer"), in the event that we are required to prepare an accounting restatement in accordance with the Final Clawback Rules. The recovery of such compensation applies regardless of whether a Covered Officer engaged in misconduct or otherwise caused or contributed to the requirement of an accounting restatement. Under the Clawback Policy, we may recoup from the Covered Officer's erroneously awarded incentive-based compensation received within a lookback period of the three completed fiscal years preceding the date on which we are required to prepare an accounting restatement.

Our Clawback Policy is available on our website at www.uraniumenergy.com.